Equity-Based Compensation - Schedule of Employee Stock Performance Activity (Detail)	12 Months Ended
Dec. 31, 2013
Units Surrendered for Shares Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	4,165,861
Units Surrendered for Shares Plan [Member] | Common Stock [Member] | Vested Time Vesting Units Surrendered for Shares of Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	727,852
Units Surrendered for Shares Plan [Member] | Common Stock [Member] | Class D Units Surrendered for Shares of Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	221,290
Units Surrendered for Shares Plan [Member] | Common Stock [Member] | Class D Units and Vested TVUs Surrendered for Shares of Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	949,142
Units Surrendered for Shares Plan [Member] | Common Stock [Member] | Unvested Time Vesting Units Surrendered for Unvested Time Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	599,215
Units Surrendered for Shares Plan [Member] | Common Stock [Member] | 2.25x Performance Vesting Units Surrendered for 2.25x Performance Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	1,308,752
Units Surrendered for Shares Plan [Member] | Common Stock [Member] | 2.75x Performance Vesting Units Surrendered for 2.75x Performance Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	1,308,752
Units Surrendered for Shares Plan [Member] | Common Stock [Member] | Unvested TVUs and PVUs Surrendered for Shares of Unvested Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in shares)	3,216,719
Employee Unit Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	698,533
Employee Unit Incentive Plan [Member] | Vested Time Vesting Units Surrendered for Shares of Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	121,206
Employee Unit Incentive Plan [Member] | Class D Units Surrendered for Shares of Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	29,240
Employee Unit Incentive Plan [Member] | Class D Units and Vested TVUs Surrendered for Shares of Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	150,446
Employee Unit Incentive Plan [Member] | Unvested Time Vesting Units Surrendered for Unvested Time Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	103,913
Employee Unit Incentive Plan [Member] | 2.25x Performance Vesting Units Surrendered for 2.25x Performance Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	222,087
Employee Unit Incentive Plan [Member] | 2.75x Performance Vesting Units Surrendered for 2.75x Performance Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	222,087
Employee Unit Incentive Plan [Member] | Unvested TVUs and PVUs Surrendered for Shares of Unvested Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Surrender of units to shares of stock (in units)	548,087